Trade and Other Receivables - Aging Analysis of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [Line Items]
Expected loss rate	0.81%	1.69%
Gross carrying amount - trade receivables	$ 104,405	$ 83,485
Loss allowances	841	1,414
Trade receivable, net	$ 103,564	$ 82,071
Current [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	0.11%	0.16%
Gross carrying amount - trade receivables	$ 90,080	$ 69,336
Loss allowances	98	112
Trade receivable, net	$ 89,982	$ 69,224
Past due [Member] | Less than 30 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	0.68%	1.23%
Gross carrying amount - trade receivables	$ 11,140	$ 9,557
Loss allowances	76	118
Trade receivable, net	$ 11,064	$ 9,439
Past due [Member] | 31-60 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	4.77%	2.80%
Gross carrying amount - trade receivables	$ 1,572	$ 2,751
Loss allowances	75	77
Trade receivable, net	$ 1,497	$ 2,674
Past due [Member] | 61-90 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	7.14%	6.92%
Gross carrying amount - trade receivables	$ 504	$ 159
Loss allowances	36	11
Trade receivable, net	$ 468	$ 148
Past due [Member] | 91-120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	3.03%	15.91%
Gross carrying amount - trade receivables	$ 66	$ 44
Loss allowances	2	7
Trade receivable, net	$ 64	$ 37
Past due [Member] | Greater than 120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	53.12%	66.48%
Gross carrying amount - trade receivables	$ 1,043	$ 1,638
Loss allowances	554	1,089
Trade receivable, net	$ 489	$ 549